Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of currency risk [text block]
	December 31, 2017	December 31, 2016	December 31, 2015
	CA$	CA$	CA$
Cash	954,965	931,082	4,328,341
Interest, sales tax and other receivables	118,790	42,930	60,681
Accounts payable and accrued liabilities	(1,303,339)	(569,958)	(881,747)
Net exposure	(229,584)	404,054	3,507,275
	December 31, 2017	December 31, 2016	December 31, 2015
	EUR	EUR	EUR
Cash	139,056	63,033	98,060
Accounts payable and accrued liabilities	(637,369)	(421,451)	(362,978)
Net exposure	(498,313)	(358,418)	(264,918)

Disclosure of exchange rates
	Average rate	Reporting date rate
CA$ - US$	0.7703	0.7955
EURO – US$	1.1301	1.2005